Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 129,095
Depreciation charge	(18,428)	€ (17,514)	€ (14,946)
Property, plant and equipment at ending period	110,634	129,095
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	175,743	159,970
Additions	10,858	14,803
Disposals	(440)	(5,907)
Transferred	(21)
Foreign exchange translation	(3,989)	6,877
Property, plant and equipment at ending period	182,151	175,743	159,970
Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(46,648)	(33,921)
Depreciation charge	(18,428)	(17,514)
Impairment charge	(7,834)
Disposals	200	5,885
Foreign exchange translation	1,193	(1,098)
Property, plant and equipment at ending period	(71,517)	(46,648)	(33,921)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	17,360
Property, plant and equipment at ending period	14,652	17,360
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	24,944	16,946
Additions	2,580	7,787
Disposals	(383)	(32)
Transferred	504
Foreign exchange translation	(209)	243
Property, plant and equipment at ending period	27,436	24,944	16,946
Plant and machinery [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(7,584)	(5,527)
Depreciation charge	(2,569)	(2,039)
Impairment charge	(2,869)
Disposals	146	25
Foreign exchange translation	92	(43)
Property, plant and equipment at ending period	(12,784)	(7,584)	(5,527)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	6,180
Property, plant and equipment at ending period	4,245	6,180
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	11,203	8,822
Additions	503	2,487
Disposals	(57)	(395)
Transferred	(21)
Foreign exchange translation	(208)	289
Property, plant and equipment at ending period	11,420	11,203	8,822
Other equipment [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(5,023)	(3,547)
Depreciation charge	(1,899)	(1,793)
Impairment charge	(405)
Disposals	54	380
Foreign exchange translation	98	(63)
Property, plant and equipment at ending period	(7,175)	(5,023)	(3,547)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	15,633
Property, plant and equipment at ending period	8,429	15,633
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	20,130	18,067
Additions	228	1,284
Transferred	(504)
Foreign exchange translation	(479)	779
Property, plant and equipment at ending period	19,375	20,130	18,067
Leasehold improvements [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(4,497)	(2,488)
Depreciation charge	(2,085)	(1,942)
Impairment charge	(4,560)
Foreign exchange translation	196	(67)
Property, plant and equipment at ending period	(10,946)	(4,497)	(2,488)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	89,922
Property, plant and equipment at ending period	83,308	89,922
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	119,466	116,135
Additions	7,547	3,245
Disposals		(5,480)
Foreign exchange translation	(3,093)	5,566
Property, plant and equipment at ending period	123,920	119,466	116,135
Right-of-use assets [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(29,544)	(22,359)
Depreciation charge	(11,875)	(11,740)
Disposals		5,480
Foreign exchange translation	807	(925)
Property, plant and equipment at ending period	€ (40,612)	€ (29,544)	€ (22,359)